F2 Financial income and expenses	12 Months Ended
Dec. 31, 2021
Finance Income And Expenses [Abstract]
F2 Financial income and expenses

Financial income and expenses

Financial income and expenses

	2021	2020	2019

Contractual interest on financial assets 1)	360	665	1,234

of which on financial assets at amortized cost 1)	148	148	430

Net revaluation gains and losses on financial assets	10	(103)	(100)

Other financial income 1)	321	131	161

Financial income	691	693	1,295

Contractual interest on financial liabilities 1)	(525)	(873)	(1,222)

of which on financial liabilities at amortized cost 1)	(41)	(152)	(132)

Net revaluation gains and losses on financial liabilities	67	9	(69)

Lease interest expense	(426)	(490)	(551)

Other financial expenses 1)	(790)	(762)	(860)

Financial expenses	(1,674)	(2,116)	(2,702)

Net foreign exchange gains/losses	(1,547)	827	(395)

Financial income and expenses, net	(2,530)	(596)	(1,802)

Net gains and losses on financial instruments exclude effect of foreign exchange translations:

Financial instruments at fair value through profit or loss 2)	(534)	(257)	47

Financial liabilities designated at fair value through profit or loss	404	(121)	(344)

1)
Prior years’ contractual interest income and expenses are
re-presented
to improve the analysis of returns on assets and funding costs. This resulted in reclassifications between contractual interest on financial assets and other financial income, and between contractual interest on financial liabilities and other financial expenses, with no impact in the total amount of Financial income and Financial expenses, respectively.

2)
Excludes net gain from revaluation of customer finance receivables of SEK 350 million (net loss of SEK 262 million in 2020 and net loss of SEK 650 million in 2019), reported as Selling and administrative expenses, and net gain on revaluation of investments in shares and participations of SEK 784 million (net gain of SEK 12 million in 2020 and net loss of SEK 149 million in 2019) reported as Other operating income or expense
s
.